UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation*

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203


13F File Number:  028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: BASED ON THE JOINT ADMINISTRATORS' EIGHTH PROGRESS REPORT DATED OCTOBER 12, 2012, THE REPORTING PERSON NO LONGER BELIEVES THAT ANY SECURITIES ONCE HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE)("LBIE") WILL BE RETURNED TO IT IN KIND, AS THE JOINT ADMINSTRATORS EXPECT TO LIQUIDATE THE AGGREGATE MIX OF SECURITIES RECEIVED FROM LEHMAN BROTHERS, INC. ("LBI") PURSUANT TO ITS OMNIBUS CUSTOMER CLAIM (WHICH INCLUDES CLAIMS TO RECOVER THE SECURITIES PREVIOUSLY HELD BY THE REPORTING PERSON) AND DISTRIBUTE CASH PROCEEDS FROM SUCH LIQIUIDATION TO ITS CUSTOMERS (SUCH AS THE REPORTING PERSON). ACCORDINGLY, THE SECURITIES PREVIOUSLY HELD BY THE REPORTING PERSON AT LBIE ARE NO LONGER BEING REPORTED AS OWNED IN THIS FORM 13F.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. McCullough
Title: Senior Vice President and General Counsel
Phone: 205-987-5576

Signature, Place, and Date of Signing

 /s/ John W. McCullough         Birmingham, Alabama          February 14, 2013
------------------------     -------------------------     ---------------------
      [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $170,089
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

     No.     Form 13F File Number     Name
     ---     --------------------     -------------------------------
      1.      028-14261                Harbert Value Fund GP, LLC

      2.      028-14262                Harbert Value Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Harbert Management Corporation
                                                         December 31, 2012
COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
                                                            VALUE     SHS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MNGRS   SOLE    SHARED  NONE
----------------------------  ----------------  ---------  --------  --------- ---  ----  ----------  -----  -------  ------ -------
AMERICAN INTL GROUP INC       *W EXP 01/19/202  026874156    4,140    300,000       CALL   DEFINED     1,2
AMERICAN INTL GROUP INC       COM NEW           026874784    5,295    150,000   SH         DEFINED     1,2   150,000
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105    2,085     65,000   SH         DEFINED     1,2    65,000
BARRICK GOLD CORP             COM               067901108    5,252    150,000       CALL   DEFINED     1,2
CAREFUSION CORP               COM               14170T101    9,289    325,000   SH         DEFINED     1,2   325,000
CISCO SYS INC                 COM               17275R102    7,860    400,000   SH         DEFINED     1,2   400,000
CIT GROUP INC                 COM NEW           125581801    3,864    100,000       CALL   DEFINED     1,2
CIT GROUP INC                 COM NEW           125581801    7,728    200,000   SH         DEFINED     1,2   200,000
CLIFFS NATURAL RESOURCES INC  COM               18683K101   19,855    514,900       PUT    DEFINED     1,2   514,900
COMVERSE INC                  COM               20585P105    1,997     70,000   SH         DEFINED     1,2    70,000
COTT CORP QUE                 COM               22163N106    4,015    500,000   SH         DEFINED     1,2   500,000
DEAN FOODS CO NEW             COM               242370104    9,047    548,000   SH         DEFINED     1,2   548,000
DELPHI AUTOMOTIVE PLC         SHS               G27823106    3,825    100,000   SH         DEFINED     1,2   100,000
ENZON PHARMACEUTICALS INC     COM               293904108      913    206,000   SH         DEFINED     1,2   206,000
EXELIS INC                    COM               30162A108    9,580    850,000   SH         DEFINED     1,2   850,000
GARDNER DENVER INC            COM               365558105    2,055     30,000   SH         DEFINED     1,2    30,000
INTERPUBLIC GROUP COS INC     COM               460690100    3,857    350,000   SH         DEFINED     1,2   350,000
ITT CORP NEW                  COM NEW           450911201    9,736    415,000   SH         DEFINED     1,2   415,000
LOEWS CORP                    COM               540424108    8,150    200,000   SH         DEFINED     1,2   200,000
MARATHON OIL CORP             COM               565849106    7,665    250,000   SH         DEFINED     1,2   250,000
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100    9,430    205,000   SH         DEFINED     1,2   205,000
SAFETY INS GROUP INC          COM               78648T100   11,958    259,000   SH         DEFINED     1,2   259,000
SANOFI                        SPONSORED ADR     80105N105    8,292    175,000   SH         DEFINED     1,2                   175,000
SANOFI                        RIGHT 12/31/2020  80105N113      850    500,000   SH         DEFINED     1,2                   500,000
TYSON FOODS INC               CL A              902494103    5,917    305,000   SH         DEFINED     1,2   305,000
WESTERN DIGITAL CORP          COM               958102105    7,436    175,000   SH         DEFINED     1,2   175,000




SK 03773 0001 1356786